CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
License	$ 15,164	$ 10,025	$ 5,282
Services	120,213	103,884	64,645
Total Revenues	135,377	113,909	69,927
Cost of revenues:
License	953	624	591
Services	84,018	65,835	39,476
Total cost of revenues	84,971	66,459	40,067
Gross profit	50,406	47,450	29,860
Operating expenses:
Research and development, net	11,846	10,169	5,008
Selling, marketing, general and administrative	26,677	25,236	18,113
Acquisitions-related and restructuring costs	0	0	1,115
Total operating expenses	38,523	35,405	24,236
Operating income	11,883	12,045	5,624
Financial income, net	520	193	104
Income before taxes on income	12,403	12,238	5,728
Tax benefit (taxes on income)	(811)	(435)	230
Net income	11,592	11,803	5,958
Attributable to non-controlling interests	(12)	23	61
Net income attributable to Sapiens' shareholders	$ 11,604	$ 11,780	$ 5,897
Net earnings per share attributable to Sapiens' shareholders
Basic	$ 0.29	$ 0.29	$ 0.21
Diluted	$ 0.27	$ 0.28	$ 0.19